Other Financial Statement Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Other Financial Statement Information [Abstract]
Schedule of Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consist of the following.

	September 30, 2021	December 31, 2020
Prepaid insurance	$1,837	$27
Prepaid contract costs	889	—
Deposits	57	86
Receivables on exercise of options	—	52
Other	786	392

Total prepaid expenses and other current assets	$3,569	$557

Prepaid expenses and other current assets consist of the following.

	December 31,
	2019	2020
Prepaid expenses	$332	$336
Deposits	34	86
Receivables on exercise of options	—	52
Other	4	83

Total prepaid expenses and other current assets	$370	$557

Property, Plant and Equipment
Property and equipment, net consists of the following as of December 31, 2019.

Equipment under capital lease	$929
Laboratory equipment	734
Leasehold improvements	421
Furniture and fixtures	269
Office equipmen t	61

Total property and equipment	2,414
Accumulated depreciation and amortization	(1,020)

Total property and equipment, net	$1,394

Schedule of Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consist of the following.

	September 30, 2021	December 31, 2020
Accrued payroll	$1,051	$405
Related party payable	994	—
Accrued expenses and other	666	130

Total accrued expenses and other current liabilities	$2,711	$535

Accrued and other current liabilities consist of the following.

	December 31,
	2019	2020
Accrued expenses	$318	$128
Accrued payroll	58	405
Other	47	—

Total accrued expenses and other current liabilities	$423	$533